CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Foreign currency translation adjustment, taxes
Share-based compensation expense	$ (5,286,891)	$ (4,062,159)	$ (764,746)
Cost of revenues [Member]
Share-based compensation expense	(106,707)	(56,743)	(17,179)
Selling and marketing expenses [Member]
Share-based compensation expense	(314,575)	(168,601)	(45,233)
General and administrative expenses [Member]
Share-based compensation expense	(4,540,855)	(3,627,078)	(654,323)
Research and development expenses [Member]
Share-based compensation expense	$ (324,754)	$ (209,737)	$ (48,011)